Income Tax And Social Contribution - Summary of Deferred Taxes (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Deferred tax assets	R$ 2,207	R$ 575	R$ 4,568	R$ 2,207
Deferred tax liabilities
Deferred tax liabilities	(8,883)	(2,167)	(12,620)	(8,883)
Estimated revenue			(1,557)	(961)
Beginning balance	2,207	575
to profit and loss	2,361	1,631
Ending balance	4,568	2,207
Beginning balance	(8,883)	(2,167)
to profit and loss	(3,737)	(6,716)
Ending balance	(12,620)	(8,883)
Tax Losses [Member]
Deferred tax assets
Deferred tax assets	1,161	0	2,769	1,161
Deferred tax liabilities
Beginning balance	1,161	0
to profit and loss	1,608	1,161
Ending balance	2,769	1,161
Leases [Member]
Deferred tax assets
Deferred tax assets	1,046	575	1,799	1,046
Deferred tax liabilities
Deferred tax liabilities	(336)	(301)	(224)	(336)
Beginning balance	1,046	575
to profit and loss	753	470
Ending balance	1,799	1,046
Beginning balance	(336)	(301)
to profit and loss	112	(35)
Ending balance	(224)	(336)
Financial Revenue [Member]
Deferred tax liabilities
Deferred tax liabilities	(5,731)	(1,866)	(7,842)	(5,731)
Beginning balance	(5,731)	(1,866)
to profit and loss	(2,111)	(3,865)
Ending balance	(7,842)	(5,731)
Estimated Revenue [Member]
Deferred tax liabilities
Deferred tax liabilities	(1,855)	0	(2,997)	(1,855)
Beginning balance	(1,855)	0
to profit and loss	(1,738)	(2,816)
Ending balance	(2,997)	(1,855)
Income Tax [Member]
Deferred tax liabilities
Deferred tax liabilities	(7,922)	(7,922)	(11,063)	(7,922)
Beginning balance	(7,922)
Ending balance	(11,063)	(7,922)
Taxes And Contribution [Member]
Deferred tax liabilities
Deferred tax liabilities	(961)	(961)	R$ (1,557)	R$ (961)
Beginning balance	(961)
Ending balance	R$ (1,557)	R$ (961)